GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2019	2018
Balance at beginning of year	$211,074	$218,516
Goodwill acquired (note 5(c) and 5(d))	—	1,016
Disposal of assets of a business unit	—	(2,073)
Foreign currency translation adjustments	(3,479)	(6,385)
	$207,595	$211,074

IoT Solutions	$121,429	$123,213
Embedded Broadband	86,166	87,861
	$207,595	$211,074